COMMITMENTS (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Commitments for intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Capital commitments	€ 21,691,508	€ 3,605,697